NOTE 8: ASSET RETIREMENT OBLIGATIONS: Schedule of Asset Retirement Obligations (Tables)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Schedule of Asset Retirement Obligations

	Period	Year
	Ended	Ended
	November 30,	December 31,
	2017	2016

Asset retirement obligations, beginning of period	$109,631	$99,974
Accretion	-	17,832
Revision due to change in estimate	-	11,085
Impact of foreign currency translation	12,393	(19,260)

Asset retirement obligations, end of period	$122,024	$109,631